TAXES ON INCOME (Parentheticals) (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Per Share Amounts Of Benefit Resulting From Preferred Enterprise And Benefited Enterprise Plans Abstract
Basic	$ 0.07	$ (0.06)	$ 0.03
Diluted	$ 0.06	$ (0.06)	$ 0.03